Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	J.P. Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2023-CCDC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 12 September 2023. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 September 2023

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a five-year, fixed rate, interest-only loan evidenced by one promissory note (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the borrowers’ leasehold interest in a mixed-use complex located in Washington, D.C. (the “Property”) and
c.	The Mortgage Loan has a related fixed rate, interest-only mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan that is expected to be as of 21 September 2023 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 8

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Loan Term to Maturity” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term and the Depositor instructed us to assume that the Mezzanine Loan is also interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Loan Amortization Term”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Loan Amortization Term”),
b.	Use the “Original Loan Term,” as shown on the Final Data File, for the “Original Loan IO Period” of the Mortgage Loan and Mezzanine Loan,
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”) and
d.	Use the “Original Mezzanine Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Cut-off Date Mezzanine Loan Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Cut-off Date Mortgage Loan Balance,
d.	Cut-off Date Mezzanine Loan Balance,
e.	Mortgage Loan Balance at Maturity and
f.	Mezzanine Loan Balance at Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance,
ii.	Cut-off Date Total Debt Balance and
iii.	Total Debt Balance at Maturity

of the Total Debt associated with the Mortgage Loan. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Original Mezzanine Loan Balance,
c.	Mortgage Loan Interest Rate and
d.	Mezzanine Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Total Debt Interest Rate” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service and
ii.	Mortgage Loan Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service,” as shown on the Final Data File.

Attachment A Page 5 of 8

11.	Using the:
a.	Original Mezzanine Loan Balance,
b.	Mezzanine Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Annual Debt Service and
ii.	Mezzanine Loan Monthly Debt Service

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service” of the Mezzanine Loan as the product, rounded to two decimal places, of:

a.	The “Original Mezzanine Loan Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service” of the Mezzanine Loan as 1/12th of the “Mezzanine Loan Annual Debt Service,” as shown on the Final Data File.

12.	Using the:
a.	Mortgage Loan Monthly Debt Service,
b.	Mortgage Loan Annual Debt Service,
c.	Mezzanine Loan Monthly Debt Service and
d.	Mezzanine Loan Annual Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service and
ii.	Total Debt Annual Debt Service

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 8

13.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Cut-off Date Mezzanine Loan Balance,
c.	Mortgage Loan Balance at Maturity,
d.	Mezzanine Loan Balance at Maturity,
e.	Mortgage Loan Annual Debt Service,
f.	As-Is Appraisal Value,
g.	TTM NOI,
h.	TTM NCF,
i.	Underwritten In-Place NOI,
j.	Underwritten In-Place NCF and
k.	Total Number of Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan TTM NOI DY,
iv.	Mortgage Loan Underwritten In-Place NOI DY,
v.	Mortgage Loan TTM NCF DSCR,
vi.	Mortgage Loan Underwritten In-Place NCF DSCR,
vii.	Cut-off Date Mortgage Loan Balance Per Square Foot,
viii.	Cut-off Date Mezzanine Loan Balance Per Square Foot,
ix.	Mortgage Loan Balance at Maturity Per Square Foot and
x.	Mezzanine Loan Balance at Maturity Per Square Foot

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. and vi. above to two decimal places.

Attachment A Page 7 of 8
14.	Using the:
a.	Cut-off Date Total Debt Balance,
b.	Total Debt Balance at Maturity,
c.	Total Debt Annual Debt Service,
d.	As-Is Appraisal Value,
e.	TTM NOI,
f.	TTM NCF,
g.	Underwritten In-Place NOI,
h.	Underwritten In-Place NCF and
i.	Total Number of Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Debt Cut-off Date As-Is LTV,
ii.	Total Debt Maturity Date As-Is LTV,
iii.	Total Debt TTM NOI DY,
iv.	Total Debt Underwritten In-Place NOI DY,
v.	Total Debt TTM NCF DSCR,
vi.	Total Debt Underwritten In-Place NCF DSCR,
vii.	Cut-off Date Total Debt Balance Per Square Foot and
viii.	Total Debt Balance at Maturity Per Square Foot

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. and vi. above to two decimal places.

15.	Using the:
a.	Total Number of Units,
b.	Largest Tenant Sq Ft,
c.	Second Largest Tenant Sq Ft,
d.	Third Largest Tenant Sq Ft,
e.	Fourth Largest Tenant Sq Ft and
f.	Fifth Largest Tenant Sq Ft,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA,
iii.	Third Largest Tenant % of NRA,
iv.	Fourth Largest Tenant % of NRA and
v.	Fifth Largest Tenant % of NRA

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 8

16.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Total Admin Fee Rate and
b.	Mortgage Loan Interest Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	10 September 2023

Mortgage Loan Promissory Note (see Note 1)	30 August 2023

Blocked Account Control Agreement (see Note 1)	30 August 2023

Cash Management Agreement (see Note 1)	30 August 2023

Mortgage Loan Guaranty Agreement (see Note 1)	30 August 2023

Mortgage Loan Environmental Indemnity Agreement (see Note 1)	30 August 2023

Non-Consolidation Opinion (see Note 1)	9 September 2023

Mortgage Loan and Mezzanine Loan Original Balance and Interest Rate Schedule	12 September 2023

Reserve Summary Schedule	12 September 2023

Property Source Documents

Source Document Title	Source Document Date

Office Appraisal Report (see Note 2)	19 July 2023

Retail Appraisal Report (see Note 2)	24 July 2023

Engineering Report	25 May 2023

Phase I Environmental Report	25 May 2023

Underwriter’s Summary Report	Not Dated

Property Management Agreements	Various

Underwritten Rent Roll	23 August 2023

Pro Forma Title Policy	Not Dated

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease Agreements	Various

Lease Abstracts	Various

Ground Leases and Amendments	Various

Ground Lease Abstracts	Not Dated

CoStar Reports	Not Dated

Retail Sales Report	Not Dated

COREA Documents	Various

Insurance Risk Analysis (see Note 1)	11 September 2023

Notes:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

2.	The office appraisal report and retail appraisal report Source Document(s) are referred to collectively as the “Appraisal Reports.”

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 7

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Reports
Property City (see Note 1)	Appraisal Reports
County	Appraisal Reports
State (see Note 1)	Appraisal Reports
Zip Code	Appraisal Reports
MSA	Appraisal Reports
Property Sub Type	Appraisal Reports
Property Type	Appraisal Reports
Property Class	Appraisal Reports
Year Built	Appraisal Reports
Year Renovated	Appraisal Reports
Property Manager	Property Management Agreements
Total Number of Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Ground Lease? (Y/N)	Ground Leases and Amendments
Ground Lease Expiration Date	Ground Leases and Amendments
Ground Lease Extension Terms	Ground Leases and Amendments
Annual Ground Lease Payment	Ground Leases and Amendments
Ground Lease Escalation Terms	Ground Leases and Amendments
Most Recent Occupancy (Square Foot) %	Underwritten Rent Roll
Occupancy Date Most Recent	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Reports
As-Is Date of Value	Appraisal Reports
As-Is Appraisal Value	Appraisal Reports
Appraised Cap Rate	Appraisal Reports

Exhibit 2 to Attachment A Page 2 of 7

Third Party Information: (continued)

Characteristic	Source Document(s)

As-Stabilized Value (see Note 2)	Appraisal Reports
As-Stabilized Date of Value	Appraisal Reports
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 7

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expenses	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2018 Replacements	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expenses	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2019 Replacements	Underwriter’s Summary Report
2019 NCF	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
2020 Expenses	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
2020 Replacements	Underwriter’s Summary Report
2020 NCF	Underwriter’s Summary Report
2021 Effective Gross Income	Underwriter’s Summary Report
2021 Expenses	Underwriter’s Summary Report
2021 NOI	Underwriter’s Summary Report
2021 Replacements	Underwriter’s Summary Report
2021 NCF	Underwriter’s Summary Report
2022 Effective Gross Income	Underwriter’s Summary Report
2022 Expenses	Underwriter’s Summary Report
2022 NOI	Underwriter’s Summary Report
2022 Replacements	Underwriter’s Summary Report
2022 NCF	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expenses	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
TTM Replacements	Underwriter’s Summary Report
TTM NCF	Underwriter’s Summary Report
Underwritten In-Place Occupancy	Underwriter’s Summary Report
Underwritten In-Place Effective Gross Income	Underwriter’s Summary Report
Underwritten In-Place Expense	Underwriter’s Summary Report
Underwritten In-Place NOI	Underwriter’s Summary Report
Underwritten In-Place CapEx	Underwriter’s Summary Report
Underwritten In-Place TI/LCs	Underwriter’s Summary Report
Underwritten In-Place Replacements	Underwriter’s Summary Report
Underwritten In-Place NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 7

Reserve and Escrow Information:

Characteristic	Source Document(s)

Replacement Reserves Initial Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	Mortgage Loan Agreement
Initial Tax Escrow	Mortgage Loan Agreement
Monthly Tax Escrow	Reserve Summary Schedule
Initial Insurance Escrow	Mortgage Loan Agreement
Monthly Insurance Escrow	Mortgage Loan Agreement
Initial Debt Service Deposit	Mortgage Loan Agreement
Monthly Debt Service Deposit	Mortgage Loan Agreement
Initial Rollover Reserve	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Initial Outstanding TI/LC Reserve	Reserve Summary Schedule
Monthly Outstanding TI/LC Reserve	Mortgage Loan Agreement
Outstanding TI/LC Cap	Mortgage Loan Agreement
Initial Other Escrow	Mortgage Loan Agreement
Monthly Other Escrow	Mortgage Loan Agreement
Description of Other Escrow	Mortgage Loan Agreement
Other Escrow Reserve Cap	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Mortgage Loan Agreement
DST	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan and Mezzanine Loan Original Balance and Interest Rate Schedule
Original Mezzanine Loan Balance	Mortgage Loan and Mezzanine Loan Original Balance and Interest Rate Schedule
Guarantor	Mortgage Loan Guaranty Agreement
First Payment Date (see Notes 5 and 6)	Mortgage Loan Agreement
Payment Date (see Note 6)	Mortgage Loan Agreement
Maturity Date (see Note 12)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 7

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Mortgage Loan Interest Rate	Mortgage Loan and Mezzanine Loan Original Balance and Interest Rate Schedule
Mezzanine Loan Interest Rate	Mortgage Loan and Mezzanine Loan Original Balance and Interest Rate Schedule
Payment Grace Period	Mortgage Loan Agreement
Payment Grace Period (Default)	Mortgage Loan Agreement
Maturity Payment Grace Period (see Note 7)	Mortgage Loan Agreement
Maturity Payment Grace Period (Default)	Mortgage Loan Agreement
Interest Accrual Period Start (see Note 6)	Mortgage Loan Agreement
Interest Accrual Period End (see Note 6)	Mortgage Loan Agreement
Rate Type (see Note 6)	Mortgage Loan Agreement
Amortization Type (see Note 6)	Mortgage Loan Agreement
Accrual Basis (see Note 6)	Mortgage Loan Agreement
Prepayment String (see Notes 8 and 9)	Mortgage Loan Agreement
Partial Prepayments Allowed (see Note 8)	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 10)	Mortgage Loan Agreement
Cash Management (see Note 11)	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
TIC Structure	Mortgage Loan Agreement
Master Lease Agreement (y/n)	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Title Type	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

2.	For the purpose of comparing the “As-Stabilized Value” characteristic, the Depositor instructed us to use the sum of the:
a.	$175,000,000 “Prospective Market Value ”Upon Stabilization”” appraised value, as shown in the retail appraisal report Source Document, and
b.	$463,000,000 “Market Value “As Is”” appraised value, as shown in the office appraisal report Source Document.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the earliest lease expiration date associated with any space occupied by the related tenant, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	The Depositor instructed us to use “10/1/2023” for the “First Payment Date” characteristic for the Mortgage Loan, and indicated that an interest-only payment for the Mortgage Loan will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for the interest accrual period, as described in the mortgage loan agreement Source Document, that would have been applicable for such payment if a payment had been due on such date.

6.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to assume that the information on the Preliminary Data File corresponding to the Mortgage Loan is the same for the Mezzanine Loan.

7.	The Depositor instructed us to use the “Maturity Payment Grace Period (Default),” as shown in the applicable Source Document(s), for the “Maturity Payment Grace Period” characteristic, as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date.”

8.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

9.	The mortgage loan agreement Source Document contains the following defined term:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date.

For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the first “Payment Date” is November 1, 2023.

10.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

11.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

12.	The Depositor instructed us to use “10/1/2028” for the “Maturity Date” characteristic for the Mortgage Loan and Mezzanine Loan.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property
Property Name
Property Number
Property Count
Phase II Date
Seismic Firm
Seismic PML %
Seismic Report Date
Seismic Insurance
Environmental Insurance
Origination Date
Loan Purpose
Sponsor
Earnout / Holdback
Letter of Credit
Future Debt Description
Master Lease Details
Primary Servicer Fee Rate
Master Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.